Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Consolidated Statements Of Operations [Abstract]
Revenues	$ 371,112		$ 361,772		$ 446,651
Cost of revenues	286,670		249,543		308,354
Gross profit	84,442		112,229		138,297
Operating expenses:
Research and development, net	35,004		42,962		47,487
Selling and marketing	56,059		67,743		77,326
General and administrative	23,657		26,757		27,519
Restructuring costs	6,816		9,345		4,608
Goodwill impairment	14,765	[1]		[1]
Other income	(19,827)		(7,657)
Total operating expenses	116,474		139,150		156,940
Operating loss	32,032		26,921		18,643
Financial expenses, net	37,946		14,018		3,547
Loss before taxes on income	69,978		40,939		22,190
Taxes on income	6,501		6,539		1,201
Net loss	$ 76,479		$ 47,478		$ 23,391
Net loss per share:
Basic and diluted net loss per share	$ 1.22		$ 1.23		$ 0.64
Weighted average number of ordinary shares used in computing basic and diluted net loss per share	62,518,602		38,519,606		36,457,989

[1]	During the fourth quarter of 2014, the Company determined that sufficient indicators of potential impairment existed to require additional goodwill impairment analysis. These indicators included the trading value of the Company's stock at the time of the impairment test, coupled with existing market conditions and business trends. Based on the step one and step two analyses (see also note 2l), the Company recorded complete goodwill impairment charge in 2014, in the amount of $ 14,765.